UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-09243

                             The Gabelli Utility Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Utility Trust

Third Quarter Report — September 30, 2018

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) total return of The Gabelli Utility Trust (the Fund) was 2.0%. The total return for the Standard & Poor’s (S&P) 500 Utilities Index was 2.4%. The total return for the Fund’s publicly traded shares was 1.5%. The Fund’s NAV per share was $4.98, while the price of the publicly traded shares closed at $5.82 on the New York Stock Exchange (NYSE). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)						Since Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(07/09/99)
Gabelli Utility Trust
NAV Total Return (b)	1.97%	0.74%	7.81%	9.79%	9.41%	8.68%
Investment Total Return (c)	1.51	(6.36)	8.75	5.91	7.75	8.18
S&P 500 Utilities Index	2.39	2.93	11.06	9.04	10.19	6.60
Lipper Utility Fund Average	2.80	5.37	8.29	8.84	10.04	6.34
S&P 500 Index	7.71	17.91	13.95	11.97	9.65	5.89

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $7.50.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $7.50.

The Gabelli Utility Trust

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 85.0%
	ENERGY AND UTILITIES — 67.2%
	Alternative Energy — 0.4%
20,000	NextEra Energy Partners LP	$970,000
10,445	Ormat Technologies Inc., New York	565,179
1,555	Ormat Technologies Inc., Tel Aviv	81,792

		1,616,971

	Electric Integrated — 40.7%
22,000	ALLETE Inc.	1,650,220
125,000	Alliant Energy Corp.	5,321,250
17,000	Ameren Corp.	1,074,740
72,000	American Electric Power Co. Inc.	5,103,360
40,000	Avangrid Inc.	1,917,200
10,000	Avista Corp.	505,600
42,000	Black Hills Corp.	2,439,780
91,000	CMS Energy Corp.	4,459,000
24,000	Dominion Energy Inc.	1,686,720
16,500	DTE Energy Co.	1,800,645
74,000	Duke Energy Corp.	5,921,480
70,000	Edison International	4,737,600
186,000	El Paso Electric Co.	10,639,200
1,000	Emera Inc.	31,092
3,000	Entergy Corp.	243,390
226,000	Evergy Inc.	12,411,920
165,000	Eversource Energy	10,137,600
67,000	FirstEnergy Corp.	2,490,390
62,000	Hawaiian Electric Industries Inc.	2,206,580
85,000	MGE Energy Inc.	5,427,250
56,500	NextEra Energy Inc.	9,469,400
48,000	NiSource Inc.	1,196,160
87,000	NorthWestern Corp.	5,103,420
185,000	OGE Energy Corp.	6,719,200
48,000	Otter Tail Corp.	2,299,200
48,000	PG&E Corp.	2,208,480
102,000	PNM Resources Inc.	4,023,900
38,000	Public Service Enterprise Group Inc.	2,006,020
56,500	SCANA Corp.	2,197,285
17,000	Unitil Corp.	865,300
230,000	Vectren Corp.	16,442,700
140,000	WEC Energy Group Inc.	9,346,400
160,000	Xcel Energy Inc.	7,553,600

		149,636,082

	Electric Transmission and Distribution — 2.3%
40,000	Consolidated Edison Inc.	3,047,600
120,000	Exelon Corp.	5,239,200

		8,286,800

	Global Utilities — 2.5%
8,000	Chubu Electric Power Co. Inc.	121,000

Shares		Market Value
133,000	Electric Power Development Co. Ltd.	$3,681,438
30,000	Endesa SA	648,214
300,000	Enel SpA	1,536,765
494,900	Hera SpA	1,541,086
15,000	Hokkaido Electric Power Co. Inc.	94,526
12,000	Hokuriku Electric Power Co.†	122,830
3,000	Huaneng Power International Inc., ADR	77,700
41,000	Korea Electric Power Corp., ADR	539,970
15,000	Kyushu Electric Power Co. Inc.	180,998
8,000	Shikoku Electric Power Co. Inc.	104,418
8,000	The Chugoku Electric Power Co. Inc.	102,799
20,000	The Kansai Electric Power Co. Inc.	301,531
13,000	Tohoku Electric Power Co. Inc.	176,430

		9,229,705

	Merchant Energy — 1.2%
300,000	GenOn Energy Inc., Escrow†(a)	0
323,500	The AES Corp.(b)	4,529,000

		4,529,000

	Natural Gas Integrated — 5.6%
4,000	Devon Energy Corp.	159,760
90,000	Kinder Morgan Inc.	1,595,700
136,000	National Fuel Gas Co.	7,624,160
165,000	ONEOK Inc.	11,185,350

		20,564,970

	Natural Gas Utilities — 5.5%
25,000	Atmos Energy Corp.	2,347,750
25,000	Chesapeake Utilities Corp.	2,097,500
30,262	Corning Natural Gas Holding Corp.	548,499
15,500	Engie	227,922
72,066	National Grid plc, ADR	3,737,343
42,000	ONE Gas Inc.	3,455,760
18,000	RGC Resources Inc.	480,780
93,000	Southwest Gas Holdings Inc.	7,349,790
2,000	Spire Inc.	147,100

		20,392,444

	Natural Resources — 2.2%
6,500	Anadarko Petroleum Corp.	438,165
3,000	Apache Corp.	143,010
25,000	California Resources Corp.†	1,213,250
55,000	Cameco Corp.	627,000
25,000	CNX Resources Corp.†	357,750
32,000	Compania de Minas Buenaventura SAA, ADR	429,120
3,125	CONSOL Energy Inc.†	127,531
50,000	Exxon Mobil Corp.	4,251,000
3,000	Hess Corp.	214,740
3,000	Royal Dutch Shell plc, Cl. A, ADR	204,420

		8,005,986

See accompanying notes to schedule of investments.

The Gabelli Utility Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Services — 1.1%
20,000	ABB Ltd., ADR	$472,600
100,000	Enbridge Inc.	3,229,000
65,000	Weatherford International plc†	176,150

		3,877,750

	Water — 4.5%
27,000	American States Water Co.	1,650,780
25,000	American Water Works Co. Inc.	2,199,250
27,291	Aqua America Inc.	1,007,038
24,000	Artesian Resources Corp., Cl. A	882,720
40,000	California Water Service Group.	1,716,000
7,000	Connecticut Water Service Inc.	485,590
48,000	Middlesex Water Co.	2,324,160
120,000	Severn Trent plc	2,892,000
50,000	SJW Group	3,057,500
9,000	The York Water Co.	273,600

		16,488,638

	Diversified Industrial — 0.4%
2,000	Alstom SA	89,378
2,000	AZZ Inc.	101,000
3,800	Bouygues SA	164,258
90,000	General Electric Co.	1,016,100

		1,370,736

	Environmental Services — 0.3%
35,000	Evoqua Water Technologies Corp.†	622,300
3,000	Suez	42,634
30,000	Veolia Environnement SA	598,753

		1,263,687

	Equipment and Supplies — 0.1%
2,500	Capstone Turbine Corp.†	2,500
12,000	Mueller Industries Inc.	347,760

		350,260

	Independent Power Producers and Energy Traders — 0.4%
40,000	NRG Energy Inc.	1,496,000

	TOTAL ENERGY AND UTILITIES	247,109,029

	COMMUNICATIONS — 13.7%
	Cable and Satellite — 4.5%
4,200	Charter Communications Inc., Cl. A†	1,368,696
20,000	Cogeco Inc.	902,102
64,500	DISH Network Corp., Cl. A†	2,306,520
10,000	EchoStar Corp., Cl. A†	463,700
250,000	ITV plc	514,357
42,421	Liberty Global plc, Cl. A†	1,227,239
108,771	Liberty Global plc, Cl. C†	3,062,991
10,000	Liberty Latin America Ltd., Cl. A†	208,400
25,000	Liberty Latin America Ltd., Cl. C†	515,750

Shares		Market Value
8,000	Rogers Communications Inc., Cl. B	$411,280
100,000	Telenet Group Holding NV†	5,505,695

		16,486,730

	Communications Equipment — 0.2%
20,000	Furukawa Electric Co. Ltd.	665,376

	Telecommunications — 4.7%
75,000	AT&T Inc.	2,518,500
4,000	BCE Inc., New York	162,080
4,047	BCE Inc., Toronto	163,960
20,000	BT Group plc, ADR	295,400
90,000	CenturyLink Inc.	1,908,000
75,827	Cincinnati Bell Inc.†	1,209,441
5,000	Cogeco Communications Inc.	250,455
43,000	Deutsche Telekom AG, ADR	689,075
59,000	Global Telecom Holding SAE†	10,931
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	79
20,038	Internap Corp.†	253,080
35,000	Nippon Telegraph & Telephone Corp.	1,580,884
1,000	Orange Belgium SA	15,721
2,000	Orange SA, ADR	31,780
11,800	Orascom Investment Holding, GDR†	2,360
30,000	Pharol SGPS SA†	6,165
4,000	Proximus SA	95,577
2,000	PT Indosat Tbk	409
105,000	Sistema PJSC FC, GDR	275,940
1,350	Tele2 AB, Cl. B	16,253
10,000	Telefonica Deutschland Holding AG	42,274
85,000	Telekom Austria AG	658,257
1,200	Telesites SAB de CV†	937
20,000	T-Mobile US Inc.†	1,403,600
110,000	VEON Ltd., ADR	319,000
105,000	Verizon Communications Inc.	5,605,950

		17,516,108

	Wireless Communications — 4.3%
2,500	America Movil SAB de CV, Cl. L, ADR	40,150
2,000	China Mobile Ltd., ADR	97,860
2,000	China Unicom Hong Kong Ltd., ADR	23,380
171	M1 Ltd.	264
85,000	Millicom International Cellular SA, SDR	4,882,474
1,154	Mobile Telesystems PJSC	4,800
11,250	Mobile TeleSystems PJSC, ADR	95,963
100,000	NTT DoCoMo Inc.	2,688,787
2,000	SK Telecom Co. Ltd., ADR	55,760
400	SmarTone Telecommunications Holdings Ltd.	532
60,000	Turkcell Iletisim Hizmetleri A/S, ADR	289,200
52,000	United States Cellular Corp.†	2,328,560

See accompanying notes to schedule of investments.

The Gabelli Utility Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications (Continued)
240,000	Vodafone Group plc, ADR	$5,208,000

		15,715,730

	TOTAL COMMUNICATIONS	50,383,944

	OTHER — 4.1%
	Aerospace — 0.3%
100,000	Rolls-Royce Holdings plc	1,286,984

	Agriculture — 0.0%
3,000	Cadiz Inc.†	33,450

	Consumer Products — 0.6%
15,000	SodaStream International Ltd.†	2,146,200

	Electronics — 0.2%
10,000	Sony Corp., ADR	606,500

	Entertainment — 0.6%
8,080	Modern Times Group MTG AB, Cl. B	296,384
74,000	Vivendi SA	1,904,794

		2,201,178

	Financial Services — 1.3%
22,000	Kinnevik AB, Cl. A	677,026
70,000	Kinnevik AB, Cl. B	2,119,517
14,000	The Dun & Bradstreet Corp.	1,995,140

		4,791,683

	Machinery — 0.5%
150,000	CNH Industrial NV	1,801,500

	Transportation — 0.6%
25,000	GATX Corp.	2,164,750

	TOTAL OTHER	15,032,245

	TOTAL COMMON STOCKS	312,525,218

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	ENERGY AND UTILITIES — 0.0%
	Natural Gas Utilities — 0.0%
4,203	Corning Natural Gas Holding Corp., 4.800%, Ser. B	93,307

Shares		Market Value
	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
16,000	Bharti Airtel Ltd., expire 11/30/20†(c)	$74,560

Principal Amount		Market Value
	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
$30,000	Mueller Industries Inc., 6.000%, 03/01/27	$29,025

	U.S. GOVERNMENT OBLIGATIONS — 15.0%
55,306,000	U.S. Treasury Bills, 1.933% to 2.204%††, 10/11/18 to 02/14/19(d)	55,015,896

	TOTAL INVESTMENTS — 100.0% (Cost $299,350,545)	$367,738,006

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Securities, or a portion thereof, with a value of $1,750,000 are reserved and/or pledged with the custodian for current or potential holdings of swaps.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of the Rule 144A security amounted to $74,560 or 0.02% of total investments.

(d)	At September 30, 2018, $500,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Utility Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

As of September 30, 2018, equity contract for difference swap agreements outstanding were as follows:

Market Value Appreciation Received	One Month LIBOR Plus 90 bps plus Market Value Depreciation Paid	Counterparty	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Payments/ Receipts	Unrealized Depreciation
Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	The Goldman Sachs Group, Inc.	1 month	06/28/2019	$1,293,463	$(6,920)	—	$(6,920)

TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENT								$(6,920)

See accompanying notes to schedule of investments.

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser). Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited) (Continued)

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Merchant Energy	$4,529,000	—	$0	$4,529,000
Natural Gas Utilities	19,843,945	$548,499	—	20,392,444
Other Industries (a)	222,187,585	—	—	222,187,585
COMMUNICATIONS
Other Industries (a)	50,383,944	—	—	50,383,944
OTHER
Other Industries (a)	15,032,245	—	—	15,032,245
Total Common Stocks	311,976,719	548,499	—	312,525,218
Convertible Preferred Stocks (a)	—	93,307	—	93,307
Warrants (a)	—	74,560	—	74,560
Corporate Bonds (a)	—	29,025	—	29,025
U.S. Government Obligations	—	55,015,896	—	55,015,896
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$311,976,719	$55,761,287	$0	$367,738,006
OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACT:
Contract for Difference Swap Agreements	—	$(6,920)	—	$(6,920)
TOTAL OTHER FINANCIAL INSTRUMENTS	—	$(6,920)	—	$(6,920)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. For the swaps the fund held at September 30, 2018, refer to the Schedule of Investments.

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The following table summarizes the net unrealized depreciation of derivatives held at September 30, 2018 by primary risk exposure:

Liability Derivatives:	Net Unrealized Depreciation
Equity Contract for Difference Swap Agreements	$(6,920)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The

The Gabelli Utility Trust

Notes to Schedule of Investments (Unaudited) (Continued)

risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2018, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI UTILITY TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGUTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI UTILITY TRUST

One Corporate Center

Rye, NY 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

 GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

John Birch

Partner,

The Cardinal Partners Global

Elizabeth C. Bogan

Senior Lecturer,

Princeton University

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Ferrantino

Chief Executive Officer,

InterEx, Inc.

John D. Gabelli

Senior Vice President,

G.research, LLC

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GUT Q3/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utility Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.